Port Street Quality Growth Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 62.4%	Shares	Value
Communication Services - 9.5%
Alphabet, Inc. - Class A	25,402	$ 9,077,913
Walt Disney Co.	59,845	5,760,081
		14,837,994

Consumer Discretionary - 4.1%
Home Depot, Inc.	7,112	2,508,260
Starbucks Corp.	38,200	3,903,658
		6,411,918

Consumer Staples - 8.5%
Diageo PLC - ADR	24,293	1,952,671
PepsiCo, Inc.	13,354	1,808,132
Procter & Gamble Co.	18,006	2,640,400
Unilever PLC - ADR	115,693	6,955,463
		13,356,666

Financials - 6.5%
Berkshire Hathaway, Inc. - Class B (a)	14,815	7,413,278
Visa, Inc. - Class A	8,219	2,819,857
		10,233,135

Health Care - 16.1%
Eli Lilly & Co.	3,393	4,069,666
Johnson & Johnson	13,469	3,420,722
Medtronic PLC	83,200	6,508,736
Novo Nordisk - ADR	171,331	8,213,608
Roche Holding AG - ADR	58,898	3,024,412
		25,237,144

Industrials - 7.7%
CH Robinson Worldwide, Inc.	20,714	3,901,275
General Dynamics Corp.	12,416	4,398,244
RTX Corp.	19,876	3,771,073
		12,070,592

Information Technology - 10.0%
ASML Holding NV	3,216	6,398,039
Microsoft Corp.	17,497	6,526,731
NVIDIA Corp.	13,682	2,737,631
		15,662,401
TOTAL COMMON STOCKS (Cost $55,871,700)		97,809,850

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 34.9%	Par	Value
3.62%, 07/21/2026 (b)	$ 15,000,000	14,970,031
3.62%, 08/18/2026 (b)	20,000,000	19,903,200
3.65%, 09/17/2026 (b)	10,000,000	9,921,093
3.73%, 11/27/2026 (b)	10,000,000	9,844,287
TOTAL U.S. TREASURY BILLS (Cost $54,644,485)		54,638,611

TOTAL INVESTMENTS - 97.3% (Cost $110,516,185)		152,448,461

Money Market Deposit Account - 2.8% (c)		4,373,720
Liabilities in Excess of Other Assets - (0.1)%	(0.00041)	(63,901)
TOTAL NET ASSETS - 100.0%		$ 156,758,280

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap PLC – Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of June 30, 2026.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Port Street Quality Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 97,809,850	$ –	$ –	$ 97,809,850
U.S. Treasury Bills	–	54,638,611	–	54,638,611
Total Investments	$ 97,809,850	$ 54,638,611	$ –	$ 152,448,461

Refer to the Schedule of Investments for further disaggregation of investment categories.